Other investments (Tables)	12 Months Ended
Dec. 31, 2025
Other investments
Summary of financial assets

	2025	2024
	$m	$m
Pound sterling	2	1
Other	25	26
	27	27
Analysed as follows:
Current portion	2	1
Non-current portion	25	26
	27	27